Employee Defined Benefit Obligations - Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Change in discount rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ (22.3)	$ (19.6)
Decrease	$ 23.8	20.3
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pre-retirement inflation rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 5.1	5.6
Decrease	$ (5.1)	(5.3)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in salary growth by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 1.1	1.2
Decrease	$ (1.1)	(1.2)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pension increase assumption by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 12.3	12.9
Decrease	$ (11.6)	(12.3)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in one year in the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 12.0	13.3
Decrease	$ (12.0)	$ (13.3)